Richard J. Coyle Partner	Chapman and Cutler LLP 320 South Canal Street Chicago, Illinois 60606 T 312.845.3724 rcoyle@chapman.com

May 1, 2026

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Roundhill ETF Trust
(Registration Nos. 333-273052; 811-23887)

Ladies and Gentlemen:

On behalf of Roundhill ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) for the Registrant for the Roundhill Bitcoin Covered Call Strategy ETF, Roundhill China Magnificent Seven ETF, Roundhill Meme Stock ETF, Roundhill Daily 2X Long Magnificent Seven ETF, Roundhill Ether Covered Call Strategy ETF, Roundhill GLP-1 & Weight Loss ETF, Roundhill Innovation-100 0DTE Covered Call Strategy ETF, Roundhill Russell 2000 0DTE Covered Call Strategy ETF, Roundhill S&P 500 0DTE Covered Call Strategy ETF, Roundhill S&P 500 Target 10 Managed Distribution ETF, Roundhill S&P 500 Target 20 Managed Distribution ETF, Roundhill Weekly T-Bill ETF, Roundhill Uranium ETF, Roundhill AAPL WeeklyPay™ ETF, Roundhill AMD WeeklyPay™ ETF, Roundhill AMZN WeeklyPay™ ETF, Roundhill COIN WeeklyPay™ ETF, Roundhill GOOGL WeeklyPay™ ETF, Roundhill META WeeklyPay™ ETF, Roundhill MSFT WeeklyPay™ ETF, Roundhill PLTR WeeklyPay™ ETF, Roundhill NVDA WeeklyPay™ ETF, Roundhill TSLA WeeklyPay™ ETF, Roundhill Magnificent Seven Covered Call ETF, Roundhill ABNB WeeklyPay™ ETF, Roundhill ARM WeeklyPay™ ETF, Roundhill AVGO WeeklyPay™ ETF, Roundhill BABA WeeklyPay™ ETF, Roundhill BRKB WeeklyPay™ ETF, Roundhill COST WeeklyPay™ ETF, Roundhill CRWD WeeklyPay™ ETF, Roundhill DKNG WeeklyPay™ ETF, Roundhill HOOD WeeklyPay™ ETF, Roundhill MSTR WeeklyPay™ ETF, Roundhill NFLX WeeklyPay™ ETF, Roundhill RDDT WeeklyPay™ ETF, Roundhill SHOP WeeklyPay™ ETF, Roundhill SPOT WeeklyPay™ ETF, Roundhill UBER WeeklyPay™ ETF, Roundhill S&P 500 No Dividend Target ETF, Roundhill Humanoid Robotics ETF, Roundhill Top WeeklyPay ET, Roundhill Inverse Dow 30 WeeklyPay™ ETF, Roundhill Inverse Russell 2000 WeeklyPay™ ETF, Roundhill Inverse Innovation-100 WeeklyPay™ ETF, Roundhill Inverse S&P 500® WeeklyPay™ ETF, Roundhill Investment Grade Bond WeeklyPay™ ETF, Roundhill Bitcoin WeeklyPay™ ETF, Roundhill Dow 30 WeeklyPay™ ETF, Roundhill Russell 2000 WeeklyPay™ ETF, Roundhill Emerging Markets WeeklyPay™ ETF, Roundhill Innovation-100 WeeklyPay™ ETF, Roundhill Developed Markets WeeklyPay™ ETF, Roundhill Semiconductor WeeklyPay™ ETF, Roundhill Ether WeeklyPay™ ETF, Roundhill S&P 500® WeeklyPay™ ETF, Roundhill Gold WeeklyPay™ ETF, Roundhill Treasury Bond WeeklyPay™ ETF, Roundhill High Yield Bond WeeklyPay™ ETF, Roundhill Gold Miners WeeklyPay™ ETF, Roundhill APP WeeklyPay™ ETF, Roundhill ORCL WeeklyPay™ ETF, Roundhill UNH WeeklyPay™ ETF and Roundhill WMT WeeklyPay™ ETF, each a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 247 was filed electronically with the Securities and Exchange Commission on April 30, 2026.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3724.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Richard Coyle
Richard Coyle

Enclosures